UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Municipal Total Return Managed Accounts Portfolio
Portfolio of Investments	April 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.8%
	MUNICIPAL BONDS – 97.8%
	National – 0.2%
	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool:
$ 325	5.000%, 1/31/28 (Mandatory put 1/31/18) (Alternative Minimum Tax), 144A	1/18 at 100.00	Ba1	$331,022
1,000	5.750%, 6/30/50 (Mandatory put 9/30/19) (Alternative Minimum Tax), 144A	9/19 at 100.00	Ba2	1,040,470
1,325	Total National			1,371,492
	Alabama – 1.0%
850	Alabama State Board of Education, Revenue Bonds, Faulkner State Community College, Series 2009, 6.125%, 10/01/28	10/18 at 100.00	A1	908,021
	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A:
1,750	5.000%, 10/01/25 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	2,039,275
1,890	5.000%, 10/01/26 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	2,207,577
500	Auburn University, Alabama, General Fee Revenue Bonds, Series 2011A, 5.000%, 6/01/41 (Pre-refunded 6/01/21)	6/21 at 100.00	Aa2 (4)	573,085
1,270	DCH Health Care Authority, Alabama, Healthcare Facilities Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/33	6/25 at 100.00	A	1,417,409
6,260	Total Alabama			7,145,367
	Alaska – 1.4%
1,100	Alaska Housing Finance Corporation, General Obligation Bonds, State Capital Project II, Series 2015C, 5.000%, 6/01/31	12/25 at 100.00	AA+	1,262,811
1,515	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2016A-II, 2.200%, 12/01/26	6/26 at 100.00	AA+	1,460,400
1,400	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 5.000%, 1/01/30 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	1,530,410
1,500	Alaska Municipal Bond Bank, General Obligation Bonds, Three Series 2015, 5.250%, 10/01/31	4/25 at 100.00	AA	1,747,950
2,000	Alaska Municipal Bond Bank, General Obligation Bonds, Two Series 2016, 5.000%, 12/01/30	6/26 at 100.00	AA	2,302,420
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
435	4.625%, 6/01/23	6/17 at 100.00	Ba2	436,818
1,385	5.000%, 6/01/46	6/17 at 100.00	B3	1,327,218
9,335	Total Alaska			10,068,027
	Arizona – 2.6%
1,000	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 2015-XF2046, 15.641%, 1/01/43 (IF) (5)	1/22 at 100.00	AA-	1,373,760
1,010	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2013D, 5.000%, 2/01/28	2/23 at 100.00	BBB+	1,116,323
NUVEEN      1

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 1,000	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project - Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	Ba1	$1,065,670
2,465	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 3.500%, 7/01/26	No Opt. Call	BB+	2,391,321
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A:
3,450	5.000%, 7/01/35	7/25 at 100.00	A+	3,896,085
1,000	5.000%, 7/01/45	7/25 at 100.00	A+	1,118,610
1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Senior Lien Series 2013, 5.000%, 7/01/28 (Alternative Minimum Tax)	7/23 at 100.00	AA-	1,132,720
250	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.000%, 7/01/32	7/21 at 100.00	BB+	269,433
225	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies Project, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	BBB-	237,157
555	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 5.875%, 4/01/22	4/20 at 100.00	BB-	556,837
1,835	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2016, 4.000%, 7/01/34	7/26 at 100.00	A	1,886,068
500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 2016-XL0016, 15.410%, 1/01/38 (Pre-refunded 1/01/18) (IF) (5)	1/18 at 100.00	Aa1 (4)	556,000
	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc. Project, Refunding Series 2015A:
290	3.900%, 9/01/24	No Opt. Call	BB+	290,716
1,500	5.000%, 9/01/34	3/25 at 100.00	BB+	1,520,295
260	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc. Project, Series 2012, 4.625%, 3/01/22	No Opt. Call	BB+	270,501
305	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2011, 7.625%, 3/01/31	3/21 at 100.00	BB+	341,996
15	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	14,983
1,000	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2014A, 5.000%, 8/01/24	No Opt. Call	A-	1,172,510
17,660	Total Arizona			19,210,985
	California – 12.2%
500	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Casa de Lad Campanas, Series 2010, 6.000%, 9/01/37	9/20 at 100.00	AA-	557,965
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Kern County Tobacco Funding Corporation, Refunding Series 2014:
1,125	5.000%, 6/01/21	No Opt. Call	N/R	1,257,019
2,735	4.000%, 6/01/29	6/17 at 100.00	N/R	2,736,559
655	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2013-U3, 5.000%, 6/01/43	No Opt. Call	AAA	847,400
2      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 500	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 2015-XF2188, 16.244%, 10/01/38 (Pre-refunded 10/01/18) (IF) (5)	10/18 at 100.00	Aa1 (4)	$627,160
1,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/36 (UB) (5)	11/26 at 100.00	AA-	1,143,520
	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A:
1,300	4.000%, 3/01/35	3/26 at 100.00	A	1,335,061
1,615	3.000%, 3/01/39	3/26 at 100.00	A	1,356,083
1,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A	1,085,450
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2, 4.000%, 11/01/38 (UB) (WI/DD, Settling 5/04/17)	11/27 at 100.00	AA-	5,103,250
300	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23	No Opt. Call	B+	320,259
1,180	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/36	7/26 at 100.00	BB	1,205,181
	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
295	4.750%, 8/01/22	No Opt. Call	BB	313,491
675	5.000%, 8/01/32	8/22 at 100.00	BB	692,003
840	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education, Multiple Projects, Series 2014A, 6.000%, 6/01/23	6/22 at 102.00	N/R	907,368
735	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A, 5.000%, 8/15/30	8/24 at 100.00	BBB	814,814
1,300	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	Baa2	1,410,409
1,655	California School Finance Authority School Facility Revenue Bonds, KIPP LA Projects, Series 2015A, 3.625%, 7/01/25	No Opt. Call	BBB-	1,656,158
1,000	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/35	8/25 at 100.00	BBB	1,062,110
	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016:
330	5.000%, 8/01/24	No Opt. Call	BBB	372,705
360	5.000%, 8/01/25	No Opt. Call	BBB	406,829
790	5.000%, 8/01/26	8/25 at 100.00	BBB	883,030
250	5.000%, 8/01/27	8/25 at 100.00	BBB	276,403
755	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/33	10/22 at 100.00	BBB-	785,630
700	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education - Obligated Group, Series 2016A, 5.000%, 6/01/31	6/25 at 100.00	N/R	716,135
310	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2012C, 4.250%, 6/01/17	No Opt. Call	BB+	310,369
450	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 4.125%, 7/01/24	No Opt. Call	BBB-	466,488
NUVEEN      3

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California State, General Obligation Bonds, Refunding Various Purpose Series 2016:
$ 2,000	4.000%, 9/01/33	9/26 at 100.00	AA-	$2,111,700
1,660	4.000%, 9/01/34	9/26 at 100.00	AA-	1,741,805
5,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2017, 5.000%, 8/01/36 (UB)	8/26 at 100.00	AA-	5,759,250
3,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2016, 4.000%, 9/01/33	9/26 at 100.00	AA-	3,167,550
695	California State, General Obligation Bonds, Various Purpose Series 1997, 5.625%, 10/01/21	10/17 at 100.00	AA+	708,879
	California State, General Obligation Bonds, Various Purpose Series 2009:
1,000	6.500%, 4/01/33	4/19 at 100.00	AA-	1,104,450
645	6.000%, 11/01/39	11/19 at 100.00	AA-	723,058
	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016:
825	5.000%, 10/01/31	10/26 at 100.00	A-	927,127
830	5.000%, 10/01/32	10/26 at 100.00	A-	927,782
3,900	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/36	6/26 at 100.00	BB+	4,170,114
200	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Refunding Series 2016, 3.250%, 5/15/31	5/26 at 100.00	Baa1	194,314
	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014A:
350	5.000%, 8/01/28	8/22 at 102.00	AA-	404,957
1,130	5.000%, 8/01/29	8/22 at 102.00	AA-	1,301,466
1,435	Carlsbad Unified School District, San Diego County, California, Certificates of Participation, Refunding & School Financing Projects, Series 2016, 4.000%, 10/01/33	10/26 at 100.00	AA-	1,498,011
440	Carson Redevelopment Agency, California, Tax Allocation Bonds, Merged & Amended Project Area, Series 2014A, 5.000%, 10/01/24	No Opt. Call	AA-	523,794
840	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 4.000%, 6/01/31	6/25 at 100.00	A+	886,939
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
100	4.500%, 6/01/27 (Pre-refunded 6/01/17)	6/17 at 100.00	N/R (4)	100,335
215	5.000%, 6/01/33	6/17 at 100.00	B+	216,183
750	Irvine, California, Special Tax Bonds, Community Facilities District 2004-1 Central Park, Series 2015A, 4.000%, 9/01/35	9/25 at 100.00	N/R	760,425
	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 4, Series 2016:
1,740	4.000%, 9/01/34	9/23 at 103.00	N/R	1,770,276
1,250	4.000%, 9/01/35	9/23 at 103.00	N/R	1,266,175
50	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.000%, 11/15/35	No Opt. Call	A	58,445
4      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina Project, Series 2015:
$ 320	5.000%, 5/15/24	No Opt. Call	BBB	$368,534
745	5.000%, 5/15/26	5/25 at 100.00	BBB	851,840
750	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/30 (Alternative Minimum Tax)	5/25 at 100.00	AA	864,202
1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Series 2009A, 5.250%, 5/15/29	5/19 at 100.00	AA	1,084,900
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B:
2,200	5.000%, 5/15/33 (Alternative Minimum Tax)	5/26 at 100.00	AA-	2,510,772
500	5.000%, 5/15/34 (Alternative Minimum Tax)	5/26 at 100.00	AA-	567,685
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2008A-2, 5.250%, 7/01/32	7/18 at 100.00	Aa2	525,510
2,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016B, 5.000%, 7/01/36 (UB) (5)	1/26 at 100.00	Aa2	2,306,760
750	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	A	854,235
365	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/32 – BAM Insured	9/25 at 100.00	AA	417,925
2,010	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2013, 5.000%, 12/01/29	12/23 at 100.00	BB	2,054,843
85	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	99,887
1,000	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	10/17 at 100.00	CCC+	946,740
	Rancho Mirage Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Northside Sub-Area, Refunding Series 2016A:
1,085	3.000%, 4/01/30 – BAM Insured	4/26 at 100.00	AA	1,073,803
2,245	3.000%, 4/01/31 – BAM Insured	4/26 at 100.00	AA	2,192,355
1,215	Sacramento Area Flood Control Agency, California, Special Assessment Bonds, Natomas Basin Local Assessment District, Series 2014, 5.000%, 10/01/32 – BAM Insured	10/24 at 100.00	AA	1,393,046
	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Refunding Series 2015F:
615	5.000%, 9/01/26	9/25 at 100.00	BBB+	712,853
1,290	5.000%, 9/01/27	9/25 at 100.00	BBB+	1,483,887
300	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/32	9/25 at 100.00	N/R	328,209
1,000	San Diego Unified Port District, California, Revenue Bonds, Refunding Series 2013A, 5.000%, 9/01/27	9/23 at 100.00	A+	1,138,400
1,280	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/33	8/26 at 100.00	A	1,469,926
NUVEEN      5

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 550	San Jose, California, Airport Revenue Bonds, Refunding Series 2014A, 5.000%, 3/01/25 (Alternative Minimum Tax)	3/24 at 100.00	A2	$641,245
1,530	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 3/01/29 (Alternative Minimum Tax)	3/27 at 100.00	A2	1,797,398
1,925	Santa Clarita Community College District, Los Angeles County, California, General Obligation Bonds, Series 2013, 3.000%, 8/01/27	8/23 at 100.00	AA	2,000,691
550	Southern California Public Power Authority, Milford Wind Corridor Phase II Project Revenue Bond, Series 2011-1, 5.250%, 7/01/28	7/21 at 100.00	AA-	635,085
500	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.400%, 9/01/32	9/21 at 100.00	BBB+	600,870
750	Western Municipal Water District Facilities Authority, California, Water Revenue Bonds, Series 2009B, 5.000%, 10/01/34 (Pre-refunded 10/01/19)	10/19 at 100.00	AA+ (4)	820,740
1,000	Yuba Levee Financing Authority, California, Revenue Bonds, Yuba County Levee Refinancing Project, Refunding Series 2017A, 5.000%, 9/01/31 – BAM Insured	9/26 at 100.00	AA	1,135,950
83,470	Total California			89,850,175
	Colorado – 2.3%
2,910	Castle Pines North Metropolitan District, Colorado, Certificates of Participation, Series 2015, 4.000%, 12/01/44	12/21 at 100.00	AA-	2,945,240
	Colorado Department of Transportation, Headquarters Facilities Lease Purchase Agreement Certificates of Participation, Series 2016:
1,000	5.000%, 6/15/33	6/26 at 100.00	Aa2	1,154,350
1,330	5.000%, 6/15/35	6/26 at 100.00	Aa2	1,505,826
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.000%, 7/01/36	7/25 at 100.00	BB+	505,990
280	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015, 2.000%, 12/15/17	No Opt. Call	BB+	279,457
750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF2195, 15.484%, 10/01/37 (IF) (5)	11/23 at 100.00	BBB+	951,450
1,635	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project, Series 2012, 5.000%, 12/01/28 (UB) (5)	12/22 at 100.00	A	1,820,376
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF2196, 17.460%, 1/01/35 (IF) (5)	1/24 at 100.00	AA-	1,587,640
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.750%, 5/15/36	5/18 at 100.00	A-	517,160
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/24	No Opt. Call	A+	1,193,440
1,240	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/28	12/26 at 100.00	Baa2	1,426,831
484	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	512,556
500	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	533,605
6      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	BBB+	$1,123,900
500	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	522,005
14,629	Total Colorado			16,579,826
	Delaware – 0.3%
525	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Refunding Series 2016A, 2.800%, 9/01/26	No Opt. Call	BBB	494,393
1,315	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Series 2012, 3.875%, 9/01/22	3/22 at 100.00	BBB	1,340,550
1,840	Total Delaware			1,834,943
	District of Columbia – 2.9%
	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
440	6.500%, 5/15/33	No Opt. Call	Baa1	496,421
450	6.750%, 5/15/40	5/17 at 100.00	Baa1	457,312
2,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/39	4/26 at 100.00	AA+	2,287,540
4,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Senior Lien Series 2017B, 5.000%, 10/01/34	4/27 at 100.00	AAA	4,704,760
3,000	District of Columbia, General Obligation Bonds, Series 2016A, 5.000%, 6/01/34	6/26 at 100.00	Aa1	3,495,030
1,000	District of Columbia, Hospital Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2015, 5.000%, 7/15/28	1/26 at 100.00	A1	1,183,260
	District of Columbia, Revenue Bonds, Association of American Medical Colleges, Series 2011A:
1,000	5.000%, 10/01/28	10/23 at 100.00	A+	1,140,350
1,000	5.000%, 10/01/29	10/23 at 100.00	A+	1,133,400
575	5.000%, 10/01/30	10/23 at 100.00	A+	648,721
5,000	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017, 5.000%, 4/01/33	4/27 at 100.00	A	5,796,900
18,465	Total District of Columbia			21,343,694
	Florida – 8.4%
1,440	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 5.250%, 9/01/30	9/20 at 100.00	BBB-	1,478,462
750	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33	9/23 at 100.00	BBB-	769,200
5,000	Brevard County School Board, Florida, Certificates of Participation, Refunding Series 2017A, 5.000%, 7/01/31	7/27 at 100.00	Aa3	5,842,400
1,000	Broward County, Florida, Port Facilities Revenue Bonds, Refunding Series 2011B, 5.000%, 9/01/23 – AGM Insured (Alternative Minimum Tax)	9/21 at 100.00	AA	1,107,280
2,185	Collier County Health Facilities Authority, Florida, Residential Care Facility Revenue Bonds, Moorings Inc., Series 2015A, 4.000%, 5/01/35	5/25 at 100.00	A+	2,195,422
1,555	Florida Board of Governors, Florida, Dormitory Revenue Bonds, Florida Atlantic University, Refunding Series 2017A, 4.000%, 7/01/33 – BAM Insured	7/26 at 100.00	AA	1,617,993
NUVEEN      7

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 540	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	$561,487
170	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.000%, 6/15/35	6/25 at 100.00	N/R	173,157
25	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008-1, 6.450%, 1/01/39 (Alternative Minimum Tax)	7/17 at 100.00	Aaa	25,181
2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund-Intermodal Program, Refunding Series 2011B, 5.125%, 6/01/27 (Alternative Minimum Tax)	6/21 at 100.00	AA+	2,260,440
1,500	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/28 (Alternative Minimum Tax)	10/25 at 100.00	AA-	1,741,830
885	Gulf Breeze, Florida, Revenue Improvement Non-Ad Valorem Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	N/R	891,018
1,290	Hernando County School Board, Florida, Certificates of Participation, Refunding Series 2016A, 3.000%, 7/01/26 – AGM Insured	No Opt. Call	AA	1,311,259
1,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/30 (Alternative Minimum Tax)	10/24 at 100.00	AA-	1,131,150
3,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Refunding Series 2013A, 5.500%, 10/01/28 (Alternative Minimum Tax)	10/23 at 100.00	A+	3,441,840
2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A, 5.000%, 6/15/24	6/22 at 100.00	BB	2,040,160
	Lee County, Florida, Solid Waste System Revenue Bonds, Refunding Series 2016:
1,110	5.000%, 10/01/24 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	A	1,286,568
3,330	5.000%, 10/01/25 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	A	3,858,771
605	5.000%, 10/01/26 (Alternative Minimum Tax)	No Opt. Call	A	701,128
750	Manatee County School Board, Florida, Certificates of Participation, Refunding Series 2016A, 5.000%, 7/01/26 – BAM Insured	No Opt. Call	AA	883,665
1,455	Marco Island, Florida, Utility System Revenue Bonds, Refunding Series 2016, 3.000%, 10/01/33	10/26 at 100.00	Aa3	1,376,561
	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2014:
850	5.000%, 11/15/23	No Opt. Call	Baa1	982,948
250	5.000%, 11/15/26	11/24 at 100.00	Baa1	286,450
375	5.000%, 11/15/27	11/24 at 100.00	Baa1	425,550
500	5.000%, 11/15/28	11/24 at 100.00	Baa1	560,895
	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014:
900	5.000%, 10/01/27	10/24 at 100.00	BBB+	1,026,711
920	5.000%, 10/01/28	10/24 at 100.00	BBB+	1,041,964
500	5.000%, 10/01/30	10/24 at 100.00	BBB+	559,925
590	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017, 5.000%, 7/01/23	No Opt. Call	BBB	651,325
2,150	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/32	7/26 at 100.00	A	2,483,228
8      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 500	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2008B, 5.250%, 5/01/31 – AGC Insured (Pre-refunded 5/01/18)	5/18 at 100.00	AA (4)	$521,885
705	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A, 5.000%, 10/01/25 (Alternative Minimum Tax)	10/22 at 100.00	A	795,318
1,145	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/28 (Alternative Minimum Tax)	10/24 at 100.00	A	1,306,605
2,430	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/32	10/26 at 100.00	A	2,796,225
800	Miami-Dade County, Florida, Seaport Revenue Bonds, Series 2013D, 5.000%, 10/01/18 (Alternative Minimum Tax)	No Opt. Call	A	839,376
225	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Refunding Series 2016A, 3.000%, 10/01/32	10/26 at 100.00	A	207,862
425	Palm Beach County School Board, Florida, Certificates of Participation, Series 2015C, 5.000%, 8/01/30	8/25 at 100.00	Aa3	489,715
	Palm Beach County, Florida, Airport System Revenue Bonds, Refunding Series 2016:
1,450	5.000%, 10/01/31 (Alternative Minimum Tax)	10/26 at 100.00	A+	1,643,212
2,095	5.000%, 10/01/32 (Alternative Minimum Tax)	10/26 at 100.00	A+	2,361,526
2,000	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2016, 4.000%, 5/01/33	5/26 at 100.00	AA	2,061,080
500	Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Refunding Series 2015, 5.000%, 10/01/35	10/23 at 100.00	AA+	568,670
1,310	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series 2016A, 5.500%, 9/01/29	9/26 at 100.00	A+	1,555,455
3,250	Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer Center and Research Institute, Refunding Series 2016B, 5.000%, 7/01/37	7/26 at 100.00	A-	3,576,007
5	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	4,650
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (6)	5/19 at 100.00	N/R	8,959
10	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)	5/22 at 100.00	N/R	4,420
5	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/17 (7)	No Opt. Call	N/R	—
5	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1, 6.375%, 5/01/17	No Opt. Call	N/R	5,000
20	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40	5/18 at 100.00	N/R	12,309
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)	5/18 at 100.00	N/R	7,786
NUVEEN      9

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)	5/18 at 100.00	N/R	$ —
55,550	Total Florida			61,480,028
	Georgia – 0.6%
1,155	Athens-Clarke County Unified Government Development Authority, Georgia, Revenue Bonds, University of Georgia Athletic Association Project, Refunding Series 2011, 5.250%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	Aa3 (4)	1,338,264
220	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Bond Trust 2015-XF0234, 19.042%, 11/01/40 (IF)	5/25 at 100.00	Aa2	377,164
1,070	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center, Series 2016, 3.000%, 7/01/33	7/26 at 100.00	Aa2	984,336
750	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38 (Pre-refunded 9/01/18)	9/18 at 100.00	AA+ (4)	790,867
530	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38	12/22 at 100.00	Aa2	589,662
3,725	Total Georgia			4,080,293
	Guam – 2.0%
2,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/27	11/25 at 100.00	A	2,219,760
420	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/21	No Opt. Call	A	456,637
	Guam Education Financing Foundation, Certificates of Participation, Guam Public School Facilities Project, Refunding Series 2016A:
1,000	5.000%, 10/01/20	No Opt. Call	A	1,091,000
2,425	5.000%, 10/01/21	No Opt. Call	A	2,690,271
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 4.500%, 7/01/18	No Opt. Call	A-	1,034,320
450	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.250%, 7/01/24	7/23 at 100.00	A-	513,751
960	Guam Government, General Obligation Bonds, 2009 Series A, 6.000%, 11/15/19	No Opt. Call	BB-	1,016,419
1,355	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/30	12/26 at 100.00	BBB+	1,512,519
	Guam International Airport Authority, Revenue Bonds, Series 2013C:
2,000	5.000%, 10/01/21 (Alternative Minimum Tax)	No Opt. Call	BBB	2,168,880
1,000	6.000%, 10/01/23 (Alternative Minimum Tax)	8/18 at 100.00	BBB	1,043,990
	Guam Power Authority, Revenue Bonds, Series 2012A:
500	5.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	569,500
235	5.000%, 10/01/34	10/22 at 100.00	BBB	246,118
13,345	Total Guam			14,563,165
	Hawaii – 1.6%
1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company Inc., Refunding Series 2007B, 4.600%, 5/01/26 – FGIC Insured (Alternative Minimum Tax)	5/17 at 100.00	Baa2	1,500,000
10      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Hawaii (continued)
	Hawaii State Department of Transportation - Airports Division, Lease Revenue Certificates of Participation, Series 2013:
$ 1,000	5.250%, 8/01/24 (Alternative Minimum Tax)	8/23 at 100.00	A	$1,149,400
1,600	5.000%, 8/01/28 (Alternative Minimum Tax)	8/23 at 100.00	A	1,771,168
2,000	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/41 (Alternative Minimum Tax)	7/25 at 100.00	A+	2,207,100
	Hawaii State, General Obligation Bonds, Series 2011DZ:
990	5.000%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	1,148,658
610	5.000%, 12/01/30	12/21 at 100.00	AA+	691,825
1,000	Hawaii State, Highway Revenue Bonds, Series 2016A, 5.000%, 1/01/29	7/26 at 100.00	AA+	1,203,800
2,000	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2015A, 5.000%, 10/01/37	10/25 at 100.00	Aa1	2,292,580
10,700	Total Hawaii			11,964,531
	Idaho – 1.2%
	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Refunding Series 2015:
500	5.000%, 6/01/29	12/24 at 100.00	A3	566,015
1,000	5.000%, 6/01/30	12/24 at 100.00	A3	1,125,580
2,090	5.000%, 6/01/31	12/24 at 100.00	A3	2,341,719
750	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Series 2008, 7.375%, 6/01/34 (Pre-refunded 6/01/18)	6/18 at 100.00	A3 (4)	801,645
865	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Series 2015, 5.500%, 12/01/29	6/25 at 100.00	AA-	1,047,368
1,000	Idaho Housing and Finance Association, Economic Development Facilities Recovery Zone Revenue Bonds, TDF Facilities Project, Series 2010A, 6.500%, 2/01/26	2/21 at 100.00	AA-	1,156,130
	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A:
430	4.750%, 9/01/25	9/22 at 100.00	A3	471,392
1,070	4.600%, 9/01/27	9/22 at 100.00	A3	1,151,941
7,705	Total Idaho			8,661,790
	Illinois – 6.6%
	Beford Park Village, Illinois, Hotel and Motel Tax Revenue Bonds, Refunding Series 2015A:
920	4.000%, 12/01/22	No Opt. Call	A3	945,070
1,395	4.000%, 12/01/23	No Opt. Call	A3	1,417,459
450	Beford Park Village, Illinois, Hotel and Motel Tax Revenue Bonds, Refunding Series 2016, 4.000%, 12/01/19	No Opt. Call	A3	464,729
	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010:
1,625	6.000%, 11/01/35	11/20 at 100.00	BBB-	1,743,592
450	5.500%, 11/01/40	11/20 at 100.00	BBB-	470,390
736	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopment Project, Series 2013A, 7.125%, 3/15/33	10/18 at 100.00	N/R	741,546
NUVEEN      11

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 500	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B-	$511,060
900	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 6.875%, 10/01/31	10/21 at 100.00	BB+	983,502
360	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 2016-XF2339, 14.296%, 9/01/32 (IF) (5)	9/22 at 100.00	BBB	444,312
1,045	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2015, 5.000%, 5/01/45 (UB) (5)	5/25 at 100.00	AA+	1,148,288
750	Illinois Finance Authority, Revenue Bonds, Children's Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	AA	792,278
	Illinois Finance Authority, Revenue Bonds, DePaul University, Refunding Series 2016A:
1,345	5.000%, 10/01/33	10/26 at 100.00	A	1,535,909
2,000	5.000%, 10/01/35	10/26 at 100.00	A	2,261,320
3,000	Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare, Series 2017A, 5.000%, 1/01/36	1/27 at 100.00	A	3,266,190
650	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37 (Pre-refunded 1/01/18)	1/18 at 100.00	A (4)	670,612
345	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016, 5.000%, 9/01/36	9/26 at 100.00	A-	371,375
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A:
615	6.000%, 5/15/39 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	700,836
280	6.000%, 5/15/39	5/20 at 100.00	A	308,319
700	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB+	735,280
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
25	5.000%, 8/15/21	No Opt. Call	Baa1	27,852
220	5.000%, 8/15/23	No Opt. Call	Baa1	251,706
1,250	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A, 5.000%, 10/01/46 (UB) (5)	10/25 at 100.00	AA+	1,394,087
1,500	Illinois State, General Obligation Bonds, January Series 2016, 4.000%, 1/01/31	1/26 at 100.00	BBB	1,362,330
	Illinois State, General Obligation Bonds, June Series 2016:
1,500	4.000%, 6/01/32	6/26 at 100.00	BBB	1,351,185
2,000	4.000%, 6/01/34	6/26 at 100.00	BBB	1,782,500
3,575	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Obligation September Series 2016A, 4.000%, 6/15/29	6/26 at 100.00	AAA	3,808,018
1,185	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation September Series 2016D, 3.000%, 6/15/33	6/26 at 100.00	AAA	1,055,539
420	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0051, 15.366%, 1/01/38 (IF)	1/23 at 100.00	AA-	596,959
2,495	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 12/15/20	No Opt. Call	BBB-	2,697,145
12      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
$ 2,030	5.250%, 6/01/21	No Opt. Call	A	$2,316,514
1,000	5.500%, 6/01/23	6/21 at 100.00	A	1,137,510
145	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1991, 6.700%, 11/01/21 – FGIC Insured	No Opt. Call	AA	163,841
500	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured	No Opt. Call	AA	663,250
3,100	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2002A, 6.000%, 7/01/29 – NPFG Insured	No Opt. Call	AA	4,022,312
500	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015, 5.000%, 10/01/19	No Opt. Call	BBB+	535,940
	St Clair County, Illinois, Highway Revenue Bonds, Series 2013A:
1,500	4.250%, 1/01/38	1/23 at 100.00	AA-	1,534,095
825	5.500%, 1/01/38	1/23 at 100.00	AA-	922,268
1,000	University of Illinois, Auxiliary Facilities System Revenue Bonds, Refunding Series 2015A, 5.000%, 4/01/27	4/25 at 100.00	Aa3	1,152,510
2,000	University of Illinois, Auxiliary Facilities System Revenue Bonds, Refunding Series 2016A, 4.000%, 4/01/34	4/26 at 100.00	Aa3	2,011,900
44,836	Total Illinois			48,299,528
	Indiana – 3.0%
750	Columbus, Indiana, General Obligation Bonds, Series 2009, 4.500%, 7/15/23	7/19 at 100.00	N/R	788,228
1,000	Fishers Redevelopment District, Indiana, General Obligation Bonds, Saxony Project Series 2009, 5.250%, 7/15/34	1/20 at 100.00	AAA	1,085,770
1,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2012A, 5.000%, 2/01/25	2/22 at 100.00	A-	1,680,165
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2014A:
560	5.000%, 2/01/26	2/24 at 100.00	A-	636,983
425	5.000%, 2/01/27	2/24 at 100.00	A-	480,322
525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	B-	520,275
1,110	Indiana Finance Authority, Hospital Revenue Bonds, Deaconess Health System Obligated Group, Series 2016A, 5.000%, 3/01/32	9/26 at 100.00	AA-	1,272,115
2,020	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2011A-1, 5.000%, 11/15/34	11/25 at 100.00	AA+	2,285,145
3,000	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/37	7/26 at 100.00	A+	3,400,770
1,420	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016C, 5.000%, 1/01/38	7/26 at 100.00	A+	1,607,298
1,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A, 5.250%, 1/01/32	7/23 at 100.00	A+	1,138,010
NUVEEN      13

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 1,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Refunding Series 2015I, 5.000%, 1/01/28 (Alternative Minimum Tax)	1/25 at 100.00	A1	$1,709,760
250	Merrillville Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds, Series 2008, 5.250%, 7/15/22 (Pre-refunded 1/15/18)	1/18 at 100.00	AA+ (4)	257,788
	Munster School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 2009:
1,395	3.875%, 7/05/18	No Opt. Call	AA+	1,423,151
855	5.000%, 1/05/20	No Opt. Call	AA+	912,892
1,105	5.000%, 1/05/21	1/20 at 100.00	AA+	1,177,422
	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A:
500	5.000%, 1/01/28	1/25 at 100.00	A	565,520
815	5.000%, 1/01/29	1/25 at 100.00	A	912,922
19,730	Total Indiana			21,854,536
	Iowa – 1.2%
1,430	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Refunding Series 2016, 4.000%, 6/15/35	6/26 at 100.00	A2	1,480,894
	Des Moines Airport Authority, Iowa, Revenue Bonds, Refunding Capital Loan Notes Series 2012:
1,000	5.000%, 6/01/27 (Alternative Minimum Tax)	6/22 at 100.00	A2	1,097,480
1,000	5.000%, 6/01/28 (Alternative Minimum Tax)	6/22 at 100.00	A2	1,092,530
745	Des Moines, Iowa, Aviation System Revenue Bonds, Refunding Capital Loan Notes Series 2010B, 5.750%, 6/01/33 – AGM Insured (Alternative Minimum Tax)	6/20 at 100.00	AA	801,843
1,550	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Refunding Series 2016E, 5.000%, 8/15/34	2/26 at 100.00	Aa3	1,749,702
1,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	1,500,000
1,240	State University of Iowa, Revenue Bonds, Academic Building Series 2014A-SUI, 3.000%, 7/01/27	7/24 at 100.00	Aa1	1,288,348
8,465	Total Iowa			9,010,797
	Kansas – 1.1%
1,500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2014A, 5.000%, 9/01/29	9/24 at 100.00	AAA	1,770,255
1,240	Kansas Development Finance Authority, Health Facilities Revenue Bonds, KU Health System, Series 2011H, 5.375%, 3/01/30	3/20 at 100.00	AA-	1,341,655
2,000	Kansas Development Finance Authority, Revenue Bonds, Kansas State Projects, Series 2015A, 5.000%, 5/01/26	5/23 at 100.00	Aa3	2,362,960
205	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28	12/25 at 100.00	A3	234,077
14      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
$ 2,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/35	9/25 at 100.00	AA-	$ 2,253,860
6,945	Total Kansas			7,962,807
	Kentucky – 0.9%
1,225	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 7/01/26	7/25 at 100.00	BBB+	1,384,948
590	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	Baa3	593,422
3,000	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare, Inc., Series 2016A, 5.000%, 10/01/29	10/26 at 100.00	A	3,451,470
1,100	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/32 – AGM Insured	10/26 at 100.00	AA	1,238,050
5,915	Total Kentucky			6,667,890
	Louisiana – 0.3%
50	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.375%, 5/15/31 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (4)	59,881
2,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.500%, 5/15/30	5/20 at 100.00	A-	2,141,460
2,050	Total Louisiana			2,201,341
	Maryland – 1.5%
375	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%, 9/01/19 – SYNCORA GTY Insured	9/17 at 100.00	Ba1	375,926
730	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien Series 2015, 4.000%, 7/01/20	No Opt. Call	BBB-	768,040
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
205	4.000%, 7/01/20	No Opt. Call	BBB	221,293
290	5.000%, 7/01/21	No Opt. Call	BBB	329,284
250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/32	7/27 at 100.00	Baa3	274,665
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa3	552,715
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015:
1,200	4.000%, 7/01/35	7/25 at 100.00	A+	1,244,016
625	5.000%, 7/01/40	7/25 at 100.00	A+	698,656
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2012:
1,000	5.000%, 7/01/25	7/22 at 100.00	BBB	1,124,250
1,000	5.000%, 7/01/26	7/22 at 100.00	BBB	1,118,050
2,120	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/39	7/24 at 100.00	A	2,306,094
NUVEEN      15

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$ 1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017B, 5.000%, 7/01/28	7/27 at 100.00	A2	$1,185,800
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008, 5.000%, 1/01/19 (Pre-refunded 1/01/18)	1/18 at 100.00	BBB (4)	513,310
9,795	Total Maryland			10,712,099
	Massachusetts – 1.7%
4,000	Massachusetts Development Finance Agency, Revenue Bonds, Harvard University, Series 2016A, 4.000%, 7/15/36	7/26 at 100.00	AAA	4,309,760
1,660	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/30	8/25 at 100.00	A+	1,907,124
1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.000%, 4/01/31	4/21 at 100.00	AA-	1,119,830
535	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2016-XL0017, 11.886%, 12/15/34 (Pre-refunded 12/15/19) (IF) (5)	12/19 at 100.00	AAA	697,143
2,000	Massachusetts State, General Obligation Bonds, Consolidated Loan Series 2012C, 3.000%, 10/01/30	10/20 at 100.00	AA+	2,000,620
2,170	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/34	3/24 at 100.00	AA+	2,472,541
11,365	Total Massachusetts			12,507,018
	Michigan – 1.5%
3,595	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2016, 4.000%, 11/15/35	11/26 at 100.00	A	3,614,808
420	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011, 7.750%, 7/15/26	7/21 at 100.00	B-	382,431
1,970	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015, 5.000%, 12/01/33	6/22 at 100.00	AA-	2,203,051
300	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	B2	313,185
	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
1,330	5.000%, 9/01/31	3/24 at 100.00	A1	1,489,002
2,200	5.000%, 9/01/33	3/24 at 100.00	A1	2,444,354
800	University of Michigan, General Revenue Bonds, Series 2015, 5.000%, 4/01/40 (UB) (5)	4/26 at 100.00	AAA	921,744
10,615	Total Michigan			11,368,575
	Minnesota – 0.9%
1,000	Elk River Independent School District 728, Minnesota, General Obligation Bonds, School Building Series 2015.A, 4.000%, 2/01/26	2/24 at 100.00	Aa2	1,111,930
835	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 4.500%, 8/01/26	8/22 at 102.00	BB+	870,554
3,000	Minnesota State, General Fund Appropriation Refunding Bonds, Series 2012B, 5.000%, 3/01/28	3/22 at 100.00	AA+	3,457,200
16      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$ 1,165	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 4.000%, 1/01/24	1/23 at 100.00	N/R	$ 1,162,915
6,000	Total Minnesota			6,602,599
	Mississippi – 0.9%
750	Medical Center Educational Building Corporation, Revenue Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2012A, 5.000%, 6/01/41	6/22 at 100.00	Aa2	819,210
1,190	Mississippi Development Bank, Special Obligation Bonds, Harrison County, Mississippi Highway Refunding Project, Series 2013A, 5.000%, 1/01/26	No Opt. Call	AA-	1,417,611
3,000	Mississippi Development Bank, Special Obligation Bonds, Jackson Public School District General Obligation Project, Series 2008, 5.375%, 4/01/24 – AGM Insured (Pre-refunded 4/01/18)	4/18 at 100.00	A2 (4)	3,122,940
1,000	Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%, 10/15/29	10/25 at 100.00	A+	1,137,680
5,940	Total Mississippi			6,497,441
	Missouri – 1.3%
3,485	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 5.000%, 8/01/27	8/26 at 100.00	A	3,956,904
2,000	Kansas City, Missouri, Airport Revenue Bonds, Refunding General Improvement Series 2013A, 5.250%, 9/01/25 (Alternative Minimum Tax)	9/21 at 100.00	A+	2,268,020
1,500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal and Presbyterian Hospitals, Series 2015B, 3.500%, 12/01/32	6/25 at 100.00	A+	1,524,330
1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2015A, 4.000%, 10/01/42	10/25 at 100.00	AA-	1,533,375
300	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 3.250%, 5/01/21	No Opt. Call	N/R	305,784
287	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	7/17 at 100.00	N/R	220,396
9,072	Total Missouri			9,808,809
	Nebraska – 0.9%
285	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2008B, 6.125%, 8/15/31	8/17 at 100.00	A1	288,634
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2017:
1,045	5.000%, 11/15/36	5/27 at 100.00	AA-	1,184,371
1,070	5.000%, 11/15/37	5/27 at 100.00	AA-	1,208,822
2,000	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Medicine, Series 2016, 4.000%, 5/15/32	5/26 at 100.00	AA-	2,073,800
900	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/29	11/25 at 100.00	A-	1,032,210
NUVEEN      17

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$ 600	Omaha Airport Authority, Nebraska, Airport Facilities Revenue Refunding Bonds, Series 2017A, 5.000%, 12/15/34 (Alternative Minimum Tax)	12/26 at 100.00	AA-	$ 687,276
5,900	Total Nebraska			6,475,113
	Nevada – 1.1%
2,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water Improvement Series 2016A, 5.000%, 6/01/41 (UB)	6/26 at 100.00	Aa1	2,268,480
1,435	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water Series 2017A, 4.000%, 2/01/34	2/27 at 100.00	Aa1	1,503,507
2,065	Las Vegas, Nevada, General Obligation Bonds, Limited Tax City Hall, Series 2015C, 4.000%, 9/01/39	3/26 at 100.00	AA	2,120,693
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015:
1,255	4.000%, 12/01/23	No Opt. Call	N/R	1,223,788
1,000	4.250%, 12/01/24	No Opt. Call	N/R	980,590
70	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.750%, 9/01/27 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (4)	75,343
7,825	Total Nevada			8,172,401
	New Hampshire – 0.1%
580	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2012, 5.000%, 7/01/27	7/22 at 100.00	A-	638,563
	New Jersey – 1.4%
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Stockton University Issue, Refunding Series 2016A, 5.000%, 7/01/25	No Opt. Call	A	2,302,120
5,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 1/01/34	1/27 at 100.00	A+	5,752,550
310	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 14.537%, 1/01/43 (IF) (5)	7/22 at 100.00	A+	434,601
1,780	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, First Subordinate Capital Appreciation Series 2007-1B, 0.000%, 6/01/41	6/17 at 26.26	A-	471,700
1,125	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41	6/17 at 100.00	B	1,107,293
10,215	Total New Jersey			10,068,264
	New Mexico – 0.0%
225	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds CL 1, Series 2008A-2, 5.600%, 1/01/39 (Alternative Minimum Tax)	1/18 at 102.00	AA+	236,952
	New York – 5.3%
1,500	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014, 5.250%, 11/01/34	11/24 at 100.00	BB	1,501,830
300	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/29	6/27 at 100.00	Baa3	335,421
18      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Refunding Series 2016:
$ 625	3.000%, 7/01/34	7/26 at 100.00	A3	$578,012
500	3.000%, 7/01/36	7/26 at 100.00	A3	450,305
750	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2012B, 5.000%, 7/01/38	7/22 at 100.00	AA+	852,960
1,750	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/25	No Opt. Call	AAA	2,135,245
1,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2015B, 5.000%, 9/01/36	9/25 at 100.00	A-	1,126,150
250	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/30	2/21 at 100.00	AA	288,258
2,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	6/17 at 100.00	B-	2,500,100
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
1,245	5.000%, 7/01/31	7/25 at 100.00	BBB	1,372,986
370	5.000%, 7/01/32	7/25 at 100.00	BBB	406,108
1,930	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2016 Series BB-1, 5.000%, 6/15/46 (UB)	6/25 at 100.00	AA+	2,182,811
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series F:
1,000	5.000%, 8/01/24	2/22 at 100.00	AA	1,157,550
2,000	5.000%, 8/01/25	2/22 at 100.00	AA	2,309,120
	New York City, New York, General Obligation Bonds, Fiscal 2017 Series A-1:
500	5.000%, 8/01/37 (UB)	8/26 at 100.00	AA	574,190
775	5.000%, 8/01/38 (UB)	8/26 at 100.00	AA	887,987
	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016B:
455	5.000%, 6/01/26	No Opt. Call	A	539,230
600	5.000%, 6/01/28	6/26 at 100.00	A-	686,082
540	5.000%, 6/01/29	6/26 at 100.00	A-	605,318
250	5.000%, 6/01/31	6/26 at 100.00	A-	274,990
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B:
500	5.500%, 10/15/27 (ETM)	No Opt. Call	AAA	649,415
1,000	5.500%, 4/15/35 (ETM)	No Opt. Call	AAA	1,355,820
5,080	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	BBB	5,477,612
	Newburgh, Orange County, New York, General Obligation Bonds, Deficit Liquidation, Series 2012B:
605	5.000%, 6/15/24	6/22 at 100.00	Baa2	667,720
635	5.000%, 6/15/25	6/22 at 100.00	Baa2	694,080
NUVEEN      19

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 915	Newburgh, Orange County, New York, General Obligation Bonds, Series 2012A, 5.000%, 6/15/25 – AGC Insured	6/22 at 100.00	Baa2	$1,000,132
	Niagara Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2014:
150	5.000%, 5/15/20	No Opt. Call	N/R	163,941
2,055	4.000%, 5/15/29	5/17 at 100.00	N/R	2,055,719
1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty-Ninth Series 2011, 5.000%, 10/15/24 (Alternative Minimum Tax)	10/21 at 100.00	AA-	1,420,550
1,000	Syracuse, New York, General Obligation Bonds, Airport Terminal Security Access Improvement Series 2011A, 5.000%, 11/01/36 (Alternative Minimum Tax)	11/21 at 100.00	A1	1,054,800
3,500	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A, 5.000%, 6/01/33	6/27 at 100.00	A-	3,953,180
35,530	Total New York			39,257,622
	North Carolina – 1.8%
665	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 2016-XL0012, 12.086%, 7/01/38 (IF) (5)	7/20 at 100.00	AAA	871,396
2,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/34 (UB) (5)	1/19 at 100.00	AA-	2,126,880
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2016A:
125	5.000%, 10/01/41 (UB) (5)	10/25 at 100.00	AA+	143,488
1,020	5.000%, 10/01/55 (UB) (5)	10/25 at 100.00	AA+	1,150,611
350	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	A3 (4)	421,547
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2008A, 5.250%, 1/01/20 (Pre-refunded 1/01/18)	1/18 at 100.00	AAA	514,840
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A:
1,000	5.000%, 1/01/25 (Pre-refunded 7/01/22)	7/22 at 100.00	AAA	1,172,020
1,500	5.000%, 1/01/26 (Pre-refunded 7/01/22)	7/22 at 100.00	AAA	1,758,030
340	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 2015-XF0147, 19.063%, 6/01/42 (Pre-refunded 6/01/20) (IF)	6/20 at 100.00	AA (4)	537,421
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2017A:
1,110	5.000%, 5/01/31 (Alternative Minimum Tax)	5/27 at 100.00	Aa3	1,298,611
1,750	5.000%, 5/01/32 (Alternative Minimum Tax)	5/27 at 100.00	Aa3	2,045,715
1,135	5.000%, 5/01/33 (Alternative Minimum Tax)	5/27 at 100.00	Aa3	1,316,157
11,495	Total North Carolina			13,356,716
	North Dakota – 0.4%
1,365	North Dakota Public Financing Authority, Capital Financing Program Revenue Bonds, Series 2015B, 5.250%, 6/01/27	6/25 at 100.00	A+	1,610,045
20      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
$ 1,500	University of North Dakota, Housing and Auxiliary Facilities Revenue Bonds, Refunding Series 2012, 5.000%, 4/01/32	4/22 at 100.00	Aa3	$ 1,658,070
2,865	Total North Dakota			3,268,115
	Ohio – 0.9%
450	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2, 5.000%, 10/01/37	10/23 at 100.00	AA	509,531
2,000	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015, 5.000%, 5/15/35	5/25 at 100.00	AA+	2,235,540
550	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	582,257
3,045	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2014C, 3.000%, 3/01/28	3/23 at 100.00	AA+	3,113,634
375	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015, 5.000%, 12/01/20	No Opt. Call	BB	403,515
6,420	Total Ohio			6,844,477
	Oklahoma – 0.3%
315	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016, 5.000%, 6/01/23	No Opt. Call	A+	369,256
500	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2008A, 5.875%, 1/01/28 (Pre-refunded 1/01/18)	1/18 at 100.00	A (4)	516,935
1,370	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2017A, 5.000%, 1/01/37	1/26 at 100.00	AA-	1,569,979
2,185	Total Oklahoma			2,456,170
	Oregon – 0.3%
750	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 5.000%, 9/01/21	No Opt. Call	A-	854,145
860	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2011A, 5.250%, 4/01/24 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (4)	987,263
365	Oregon Special Districts Association, Certificates of Participation, Flexlease Program, Series 2013A, 4.000%, 1/01/24	7/17 at 101.00	N/R	370,186
1,975	Total Oregon			2,211,594
	Pennsylvania – 4.6%
1,000	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Refunding Series 2011, 5.000%, 12/01/26	12/21 at 100.00	AA-	1,128,470
850	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 5.000%, 10/01/34	10/24 at 100.00	BBB-	883,490
1,500	Council Rock School District, Bucks County, Pennsylvania, General Obligation Bonds, Series 2016A, 3.000%, 11/15/29	5/24 at 100.00	AA	1,485,855
700	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2015, 5.000%, 8/01/31	8/25 at 100.00	A+	802,256
1,130	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 1998A, 5.500%, 8/01/28 – AMBAC Insured	No Opt. Call	A1	1,361,537
1,050	Hempfield Area School District, Westmoreland County, Pennsylvania, General Obligation Bonds, Series 2011, 5.250%, 3/15/25 – AGM Insured	3/21 at 100.00	AA	1,185,240
NUVEEN      21

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 1,140	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Tender Option Bond Trust 2015-XF0065, 15.386%, 7/01/42 (Pre-refunded 1/01/22) (IF)	1/22 at 100.00	N/R (4)	$1,854,073
1,955	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Refunding Series 2015B, 3.000%, 9/01/27	9/23 at 100.00	Aaa	2,029,818
1,985	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Refunding Series 2016, 3.000%, 9/15/29	3/24 at 100.00	Aaa	1,985,040
1,250	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Refunding Series 2011, 5.500%, 7/01/26	7/21 at 100.00	A	1,430,837
	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
1,000	4.000%, 6/30/18 (Alternative Minimum Tax)	No Opt. Call	BBB	1,027,160
455	5.000%, 6/30/18 (Alternative Minimum Tax)	No Opt. Call	BBB	472,613
1,000	4.125%, 12/31/38 (Alternative Minimum Tax)	6/26 at 100.00	BBB	956,390
3,265	Pennsylvania Economic Development Financing Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series 2016, 4.000%, 3/15/36	9/26 at 100.00	Aa3	3,305,715
1,000	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Refunding Bonds, Aqua Pennsylvania, Inc. Project, Series 2010A, 5.000%, 12/01/34 (Alternative Minimum Tax)	12/20 at 100.00	AA-	1,066,190
2,725	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Refunding Senior Series 2016A, 5.000%, 12/01/31	12/26 at 100.00	AA	3,196,125
1,530	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Performing Arts Charter School, Series 2013, 6.000%, 6/15/23	6/20 at 100.00	BB	1,611,748
1,845	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Fixed Rate Series 2017A, 5.000%, 9/01/36	3/27 at 100.00	A+	2,060,625
1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 100.00	A (4)	1,120,420
430	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015, 5.000%, 8/01/27	8/25 at 100.00	A	494,685
1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007B, 5.500%, 7/01/26	7/17 at 100.00	BBB-	1,003,430
870	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.000%, 4/01/23 (Pre-refunded 4/01/19)	4/19 at 100.00	A+ (4)	952,198
1,500	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2015A, 5.000%, 6/15/26 (Alternative Minimum Tax)	6/25 at 100.00	A	1,728,270
590	Upper Merion Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2016, 5.000%, 1/15/35	1/25 at 100.00	Aa1	671,567
30,770	Total Pennsylvania			33,813,752
	South Carolina – 1.2%
1,000	Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2013A, 5.250%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	1,135,540
500	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Refunding Series 2011, 5.000%, 11/01/26	11/21 at 100.00	AA-	557,115
22      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
$ 270	5.750%, 11/01/23	No Opt. Call	N/R	$284,656
180	7.000%, 11/01/33	11/24 at 100.00	N/R	197,701
785	South Carolina State Ports Authority, Revenue Bonds, Series 2015, 5.000%, 7/01/33 (Alternative Minimum Tax)	7/25 at 100.00	A+	877,512
	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Refunding Series 2016A:
2,500	3.000%, 10/01/29	10/25 at 100.00	A1	2,445,900
3,000	4.000%, 10/01/30	10/25 at 100.00	A1	3,188,490
250	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A1	269,630
8,485	Total South Carolina			8,956,544
	South Dakota – 0.4%
2,805	South Dakota Educational Enhancement Funding Corporation, Tobacco Settlement Revenue Bonds Series 2013B, 5.000%, 6/01/26	6/23 at 100.00	A-	3,121,909
	Tennessee – 0.8%
1,000	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.000%, 10/01/30	10/20 at 100.00	N/R	1,063,470
1,400	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017, 5.000%, 4/01/27	No Opt. Call	BBB+	1,618,302
830	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A3	935,277
1,350	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Refunding & Improvement Series 2015B, 5.000%, 7/01/32 (Alternative Minimum Tax)	7/25 at 100.00	A+	1,516,293
335	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series 2017A, 5.000%, 5/01/36	5/27 at 100.00	AA-	380,758
4,915	Total Tennessee			5,514,100
	Texas – 9.2%
1,910	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A, 2.750%, 12/01/26	No Opt. Call	BBB-	1,795,782
485	Austin Community College District Public Facility Corporation, Texas, Lease Revenue Bonds, Round Rock Campus, Refunding Series 2015, 5.000%, 8/01/27	8/25 at 100.00	AA	570,564
3,200	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45 (UB) (5)	11/25 at 100.00	AA	3,630,272
1,385	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005A, Remarketed, 5.750%, 4/01/26	4/20 at 100.00	Baa1	1,505,453
1,210	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2016, 5.000%, 1/01/28	1/26 at 100.00	BBB	1,394,586
360	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/35	7/25 at 100.00	BBB+	401,882
965	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2011, 4.800%, 8/15/21	No Opt. Call	BBB	1,025,448
NUVEEN      23

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2016B, 5.000%, 8/15/24	No Opt. Call	BBB	$1,130,730
275	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 3.100%, 12/01/22	No Opt. Call	BBB-	274,901
1,060	Corpus Christi, Texas, Utility System Revenue Bonds, Refunding Junior Lien Series 2016, 4.000%, 7/15/33	7/26 at 100.00	A+	1,109,046
2,500	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/48 (UB) (5)	12/25 at 100.00	AA+	2,809,825
2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013A, 5.000%, 11/01/38 (Alternative Minimum Tax)	11/20 at 100.00	A+	2,131,560
2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012F, 5.000%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A+	2,214,460
1,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A, 6.625%, 9/01/31	9/23 at 100.00	N/R	1,147,980
1,500	Frisco Independent School District, Collin and Denton Counties, Texas, General Obligation Bonds, Series 2008A, 6.000%, 8/15/38	8/18 at 100.00	Aaa	1,596,480
	Harris County Water Control and Improvement District 74, Texas, General Obligation Bonds, Series 2010:
195	5.000%, 8/01/36 (Pre-refunded 2/01/18)	2/18 at 100.00	N/R (4)	201,125
1,515	5.200%, 8/01/39 (Pre-refunded 2/01/18)	2/18 at 100.00	N/R (4)	1,564,859
605	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C, 5.000%, 11/15/26	11/24 at 100.00	A3	701,504
1,315	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Series 2014B, 4.000%, 2/15/27	2/24 at 100.00	AAA	1,459,374
1,630	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012A, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	A+	1,783,090
615	Houston, Texas, General Obligation Bonds, Public Improvement Refunding Series 2014A, 5.000%, 3/01/26	3/24 at 100.00	AA	725,749
1,500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/31	9/24 at 100.00	A2	1,701,600
	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B:
490	4.000%, 8/15/25	8/19 at 100.00	BBB+	500,564
250	4.125%, 8/15/26	8/19 at 100.00	BBB+	255,423
500	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General Obligation Bonds, School Building Series 2016A, 4.000%, 2/15/31	2/26 at 100.00	AAA	544,850
1,400	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%, 8/15/35	8/25 at 100.00	BBB+	1,506,134
750	La Vernia Higher Education Financing Corporation, Texas, Charter School Revenue Bonds, Kipp Inc., Series 2009A, 6.000%, 8/15/29 (Pre-refunded 8/15/19)	8/19 at 100.00	BBB (4)	831,727
1,000	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, 5.000%, 11/01/32 (Alternative Minimum Tax)	11/25 at 100.00	A1	1,131,550
	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2015:
500	5.000%, 1/01/24	No Opt. Call	A	579,390
300	5.000%, 1/01/25	1/24 at 100.00	A	344,046
24      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 3,065	Missouri City, Texas, General Obligation Bonds, Refunding Series 2016, 4.000%, 6/15/34	6/26 at 100.00	Aa2	$3,186,221
1,150	Montgomery Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding School Building Series 2015, 4.000%, 2/15/30	2/25 at 100.00	AAA	1,247,704
2,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	BBB-	2,130,360
2,950	North East Regional Mobility Authority, Texas, Revenue Bonds, Subordinate Lien Series 2016B, 5.000%, 1/01/36	1/26 at 100.00	BBB-	3,184,466
1,000	North Texas Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2012A, 5.125%, 12/01/42	6/22 at 100.00	BBB-	1,038,940
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2016A:
1,000	5.000%, 1/01/26	1/24 at 100.00	A1	1,170,880
500	5.000%, 1/01/27	1/24 at 100.00	A1	582,740
2,500	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 4.000%, 1/01/38	1/25 at 100.00	A2	2,549,600
825	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/21	No Opt. Call	BBB+	929,849
1,490	San Jacinto River Authority, Texas, Special Project Revenue Bonds, Woodlands Water Supply System Project, Refunding Series 2014, 5.000%, 10/01/29 – BAM Insured	10/23 at 100.00	AA	1,688,766
	Stephen F. Austin State University, Texas, Revenue Bonds, Refunding & Improvement Series 2016:
1,000	5.000%, 10/15/33	10/26 at 100.00	AA-	1,147,720
750	5.000%, 10/15/35	10/26 at 100.00	AA-	851,602
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013:
335	7.000%, 12/31/38 (Alternative Minimum Tax)	9/23 at 100.00	BBB-	382,697
455	6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB-	525,962
235	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	6/17 at 100.00	BB	233,104
1,200	Texas State, General Obligation Bonds, College Student Loan Series 2014, 6.000%, 8/01/25 (Alternative Minimum Tax)	8/24 at 100.00	AAA	1,509,060
1,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014, 5.000%, 10/01/25	4/24 at 100.00	AAA	1,197,740
2,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/26	10/24 at 100.00	AAA	2,413,600
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C:
500	5.000%, 8/15/24	No Opt. Call	BBB+	580,415
1,140	5.000%, 8/15/29	8/24 at 100.00	BBB+	1,287,311
1,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2011, 5.250%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	BBB+ (4)	1,150,310
1,000	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 4.700%, 9/01/20	9/19 at 100.00	BBB	1,063,010
NUVEEN      25

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 800	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Refunding Series 2015C, 6.500%, 8/15/28	8/24 at 100.00	Aaa	$ 1,029,240
61,310	Total Texas			67,651,251
	Utah – 1.4%
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A:
1,875	5.000%, 7/01/34 (Alternative Minimum Tax)	7/27 at 100.00	A+	2,153,756
2,280	5.000%, 7/01/35 (Alternative Minimum Tax)	7/27 at 100.00	A+	2,606,222
	Utah Infrastructure Agency, Telecommunications and Franchise Tax Revenue, Series 2011A:
500	5.250%, 10/15/33 – AGM Insured	10/21 at 100.00	AA	559,280
520	5.400%, 10/15/36 – AGM Insured	10/21 at 100.00	AA	585,822
360	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 5.750%, 7/15/20	No Opt. Call	BBB-	378,799
1,550	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.250%, 7/15/30	7/20 at 100.00	BB	1,625,004
20	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.125%, 6/15/17	No Opt. Call	BBB-	20,061
1,055	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Subordinate Lien Series 2016, 4.000%, 12/15/31	6/26 at 100.00	AA	1,124,778
750	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust 2017-XF2451, 15.470%, 6/15/36 – AGM Insured (Pre-refunded 6/15/18) (IF) (5)	6/18 at 100.00	AAA	885,660
8,910	Total Utah			9,939,382
	Vermont – 0.4%
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Green Series 2016B:
1,270	5.000%, 12/01/37	6/26 at 100.00	A-	1,404,709
1,500	5.000%, 12/01/38	6/26 at 100.00	A-	1,656,660
2,770	Total Vermont			3,061,369
	Virginia – 1.9%
1,300	Alexandria, Virginia, General Obligation Bonds, Capital Improvement Series 2014B, 4.000%, 1/15/27	1/25 at 100.00	AAA	1,472,770
1,065	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	1,208,168
1,590	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012, 4.000%, 3/01/19	No Opt. Call	N/R	1,607,919
	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2014:
600	5.000%, 6/15/31	6/24 at 100.00	A-	657,924
1,400	5.000%, 6/15/33	6/24 at 100.00	A-	1,516,746
2,000	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/31 (Alternative Minimum Tax)	10/22 at 100.00	AA-	2,232,780
1,900	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Series 2008A, 5.375%, 10/01/28 (Alternative Minimum Tax)	10/18 at 100.00	AA-	2,004,975
26      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$ 475	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016, 5.000%, 6/15/27	6/26 at 100.00	A-	$550,297
815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	1,074,806
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
40	4.750%, 1/01/25 (Alternative Minimum Tax)	7/22 at 100.00	BBB	42,395
1,400	5.000%, 1/01/27 (Alternative Minimum Tax)	7/22 at 100.00	BBB	1,500,940
12,585	Total Virginia			13,869,720
	Washington – 3.5%
3,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%, 11/01/35 (UB)	11/26 at 100.00	AAA	3,509,370
1,700	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011A, 5.500%, 7/01/24 (Alternative Minimum Tax)	7/21 at 100.00	AA+	1,944,494
2,500	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011B, 5.500%, 7/01/26 (Alternative Minimum Tax)	7/21 at 100.00	AA+	2,830,525
100	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.625%, 1/01/28	1/18 at 100.00	N/R	103,619
2,000	King County, Washington, Sewer Revenue Bonds, Refunding & Improvement Series 2016B, 5.000%, 7/01/39	7/23 at 100.00	AA+	2,251,460
1,205	King County, Washington, Sewer Revenue Bonds, Refunding Series 2011B, 5.000%, 1/01/31	1/21 at 100.00	AA+	1,344,684
2,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C, 5.000%, 4/01/29 (Alternative Minimum Tax)	10/24 at 100.00	AA-	2,276,220
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	1,138,090
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2015B, 5.000%, 10/01/38 (UB)	4/25 at 100.00	Aa2	1,116,200
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2017A, 5.000%, 10/01/47 (UB) (5)	10/27 at 100.00	Aa2	2,254,100
1,550	Washington State Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Series 2008D, 6.375%, 10/01/36	10/18 at 100.00	BBB+	1,644,550
2,800	Washington State Health Care Facilities Authority, Revenue Bonds, Seattle Cancer Care Alliance, Series 2008A, 7.375%, 3/01/38 (Pre-refunded 3/01/19)	3/19 at 100.00	A2 (4)	3,121,804
	Washington State, General Obligation Bonds, Various Purpose, Refunding Series R-2015C:
1,000	5.000%, 7/01/27	1/25 at 100.00	AA+	1,191,280
1,000	5.000%, 7/01/29	1/25 at 100.00	AA+	1,173,210
22,855	Total Washington			25,899,606
	West Virginia – 1.0%
1,150	West Virginia Higher Education Policy Commission, Revenue Bonds, Higher Education Facilities, Series 2012A, 5.000%, 4/01/29	4/22 at 100.00	Aa3	1,287,667
500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding Series 2016A, 4.000%, 6/01/35	6/26 at 100.00	A	509,540
NUVEEN      27

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia (continued)
	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System Obligated Group, Improvement Series 2017A:
$ 1,800	5.000%, 6/01/35	6/27 at 100.00	A	$2,014,830
2,000	5.000%, 6/01/36	6/27 at 100.00	A	2,231,520
1,250	West Virginia Water Development Authority, Infrastructure Excess Lottery Revenue Bonds, Chesapeake Bay/Greenbrier River Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	AAA	1,431,962
6,700	Total West Virginia			7,475,519
	Wisconsin – 2.7%
275	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A, 5.500%, 10/01/22	No Opt. Call	BB+	300,108
1,530	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	1,642,195
485	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127, 14.674%, 4/01/38 (IF) (5)	4/23 at 100.00	AA-	677,065
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 2015-XF2044, 15.449%, 11/15/33 (IF) (5)	11/19 at 100.00	AA+	664,420
440	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Tender Option Bond Trust 2016-XL0008, 16.786%, 8/15/37 (IF) (5)	2/20 at 100.00	AA	570,130
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 5.000%, 4/01/35	4/27 at 100.00	AA-	5,678,050
2,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016B, 5.000%, 2/15/34	2/26 at 100.00	A-	2,626,297
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014, 5.125%, 5/01/29	5/24 at 100.00	N/R	1,041,840
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System, Series 2010A, 5.250%, 6/01/34	6/20 at 100.00	AA-	1,082,240
335	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/25	5/24 at 100.00	BBB+	375,649
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
905	6.000%, 5/01/27	5/19 at 100.00	AA-	992,595
95	6.000%, 5/01/27 (Pre-refunded 5/01/19)	5/19 at 100.00	N/R (4)	104,375
80	6.000%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	AA- (4)	87,615
10	6.000%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	N/R (4)	10,987
3,225	Wisconsin State, General Obligation Bonds, Refunding Series 2016-2, 5.000%, 11/01/21	No Opt. Call	AA	3,738,097
17,290	Total Wisconsin			19,591,663
	Wyoming – 0.6%
1,000	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.000%, 9/15/26	3/21 at 100.00	A3	1,120,520
2,000	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 6.375%, 6/01/26	6/21 at 100.00	BBB	2,258,920
28      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wyoming (continued)
$ 1,000	Wyoming Municipal Power Agency, Power Supply System Revenue Bonds, Refunding Series 2017A, 5.000%, 1/01/34 – BAM Insured	1/27 at 100.00	AA	$ 1,133,580
4,000	Total Wyoming			4,513,020
$ 653,347	Total Long-Term Investments (cost $706,424,931)			718,041,578

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	MUNICIPAL BONDS – 0.2%
	California – 0.1%
$ 450	California State, General Obligation Bonds, Refunding Various Purpose Series 2012B, Variable Rate Demand Obligations, 1.800%, 5/01/18 (8)	11/17 at 100.00	AA-	$ 451,143
	North Carolina – 0.1%
1,000	University of North Carolina at Chapel Hill, General Revenue Bonds, Index Tender Series 2012B, Variable Rate Demand Obligations, 1.408%, 12/01/41 (Mandatory put 12/01/17) (8)	7/17 at 100.00	AAA	1,000,190
$ 1,450	Total Short-Term Investments (cost $1,450,000)			1,451,333
	Total Investments (cost $707,874,931) – 98.0%			719,492,911
	Floating Rate Obligations – (4.0)%			(29,170,000)
	Other Assets Less Liabilities – 6.0%			44,221,462
	Net Assets – 100%			$ 734,544,373
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$718,041,578	$ —	$718,041,578
Short-Term Investments:
Municipal Bonds	—	1,451,333	—	1,451,333
Total	$ —	$719,492,911	$ —	$719,492,911
NUVEEN      29

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of April 30, 2017, the cost of investments was $678,602,339.
Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2017, were as follows:
Gross unrealized:
Appreciation	$20,096,489
Depreciation	(8,377,400)
Net unrealized appreciation (depreciation) of investments	$11,719,089
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(7)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(8)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
30      NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: June 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2017